Note 7 - Subordinated Notes Payable (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	$4,911	$4,908	$4,901

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of USD $75.0 million, effective interest rate of 5.38%, maturing May 2031.	97,854	100,043	92,825

	$102,765	$104,951	$97,726